U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

December 3, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	Ecofin Tax-Advantaged Social Impact Fund (formerly Tortoise Tax-Advantaged Social Impact Fund) File No. 811-23318 Amended Form N-CEN Filing

Dear Sir or Madam:

Attached please find an amended Form N-CEN for the period ended September 30, 2019. This amended Form N‑CEN is being filed to complete the original N-CEN filed on January 15, 2020 (SEC Accession No. 0001145549-20-001560), by checking the box as an interval fund.

If you have any questions or require further information, please contact David Wera at (262) 880‑7499 or david.wera@usbank.com.

Sincerely,

/s/ David Wera
David L. Wera
Assistant Vice President